UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Australia — 8.6%

Ampol, Ltd.	7,108	$140,112

ASX, Ltd.	1,525	85,688

Atlas Arteria, Ltd.(1)	14,585	67,599

Atlassian Corp. PLC, Class A(2)	1,600	380,096

Aurizon Holdings, Ltd.	14,009	40,303

AusNet Services	136,596	199,939

Beach Energy, Ltd.	59,556	57,726

BHP Group, Ltd.	8,972	326,544

Brambles, Ltd.	17,422	139,566

carsales.com, Ltd.	3,542	54,110

Charter Hall Long Wale REIT	6,388	24,056

Charter Hall Retail REIT	6,757	19,373

Cleanaway Waste Management, Ltd.	15,558	34,108

Coles Group, Ltd.	6,080	76,351

Commonwealth Bank of Australia	4,049	277,181

Computershare, Ltd.	10,972	119,295

Cromwell Property Group(1)	20,061	13,517

CSL, Ltd.	2,517	525,787

Dexus	13,975	109,701

Domain Holdings Australia, Ltd.(2)	29,017	113,232

Domino’s Pizza Enterprises, Ltd.	933	76,620

Goodman Group	10,280	149,909

GPT Group (The)	22,015	78,357

GWA Group, Ltd.	11,241	25,881

Hansen Technologies, Ltd.	14,633	64,156

Harvey Norman Holdings, Ltd.(1)	17,000	68,963

IDP Education, Ltd.(1)	3,186	55,650

Integrated Research, Ltd.	9,777	19,129

IRESS, Ltd.	3,720	28,877

JB Hi-Fi, Ltd.	3,464	123,232

Lendlease Corp., Ltd.(1)	4,427	43,259

Medibank Pvt, Ltd.	16,474	39,087

Mirvac Group	41,842	86,697

National Australia Bank, Ltd.	5,991	122,601

Newcrest Mining, Ltd.	2,354	48,111

NEXTDC, Ltd.(2)	5,120	45,534

Northern Star Resources, Ltd.	3,606	28,972

Orica, Ltd.(1)	4,147	43,175

Origin Energy, Ltd.	36,532	116,814

Qube Holdings, Ltd.	14,130	32,718

REA Group, Ltd.(1)	1,183	143,929

Rio Tinto, Ltd.	2,262	210,241

Shopping Centres Australasia Property Group	20,523	39,445

Spark Infrastructure Group	101,573	171,548

Security	Shares	Value

Australia (continued)

Suncorp Group, Ltd.	10,185	$82,372

Tabcorp Holdings, Ltd.	26,454	100,865

Technology One, Ltd.	10,774	78,602

Telstra Corp., Ltd.	23,311	60,897

TPG Telecom, Ltd.(1)	20,255	85,994

Transurban Group(1)	18,774	204,717

Vocus Group, Ltd.(2)	38,063	160,446

Washington H. Soul Pattinson & Co., Ltd.(1)	4,310	100,389

Waypoint REIT	10,481	20,142

Wesfarmers, Ltd.	7,953	331,529

Westpac Banking Corp.	3,483	67,120

Woodside Petroleum, Ltd.	3,791	66,118

Woolworths Group, Ltd.	14,196	430,551

		$6,456,931

Austria — 1.1%

ams AG(2)	3,049	$52,864

ANDRITZ AG	1,052	57,167

BAWAG Group AG(3)	822	44,341

CA Immobilien Anlagen AG	2,034	89,135

Erste Group Bank AG(2)	2,269	80,645

Lenzing AG(2)	466	61,516

Oesterreichische Post AG	768	34,047

OMV AG	2,540	124,863

PIERER Mobility AG(2)	420	37,491

S&T AG(2)	1,191	32,331

Telekom Austria AG	8,000	65,383

Verbund AG(1)	1,229	100,929

voestalpine AG	1,029	44,642

		$825,354

Belgium — 2.2%

Ackermans & van Haaren NV	184	$29,421

Ageas S.A./NV	1,164	70,399

Anheuser-Busch InBev S.A./NV	2,919	206,760

Befimmo S.A.	1,120	47,619

bpost S.A.(2)	5,479	58,229

Cofinimmo S.A.	488	74,817

D’Ieteren S.A./NV	637	69,167

Econocom Group S.A./NV(1)	10,730	42,923

Elia Group S.A./NV(1)	938	101,537

Etablissements Franz Colruyt NV	478	28,336

Euronav S.A.	5,526	47,630

EVS Broadcast Equipment S.A.(2)	1,740	36,809

Fagron	1,130	25,347

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

Groupe Bruxelles Lambert S.A.	459	$50,193

Materialise NV ADR(2)	900	26,928

Melexis NV	742	80,774

Montea C.V.A.	196	21,480

Proximus SADP	5,756	122,631

Shurgard Self Storage S.A.	466	21,679

Sofina S.A.	150	56,994

Telenet Group Holding NV(1)	1,799	76,928

Tessenderlo Group S.A.(2)	1,340	57,188

UCB S.A.	1,564	144,823

Umicore S.A.	2,338	142,063

VGP NV	165	28,801

		$1,669,476

Denmark — 2.3%

Ambu AS	375	$20,989

Bakkafrost P/F(1)	532	42,148

Carlsberg A/S, Class B	904	158,598

Chr. Hansen Holding A/S(2)	934	85,748

Coloplast A/S, Class B	178	29,484

Drilling Co. of 1972 A/S (The)(2)	483	20,213

DSV Panalpina A/S	558	124,317

Jyske Bank A/S(2)	586	28,540

Netcompany Group A/S(3)	252	26,282

NKT A/S(2)	460	19,031

Novo Nordisk A/S, Class B	2,404	177,337

Novozymes A/S, Class B	1,992	141,278

Orsted A/S(3)	1,577	229,240

Pandora A/S	1,743	197,393

Ringkjoebing Landbobank A/S	652	66,280

Scandinavian Tobacco Group AS(3)	1,702	30,999

SimCorp A/S	792	104,718

Sydbank A/S(1)	1,310	39,051

Topdanmark A/S	972	47,263

Tryg A/S	1,584	36,221

Vestas Wind Systems AS	3,305	136,303

		$1,761,433

Finland — 2.3%

Elisa Oyj	2,351	$133,272

Fortum Oyj	7,644	200,875

Huhtamaki Oyj	736	34,917

Kemira Oyj	2,727	44,545

Kesko Oyj, Class B(1)	7,675	233,699

Kojamo Oyj	2,484	53,794

Security	Shares	Value

Finland (continued)

Kone Oyj, Class B	1,249	$98,100

Neste Oyj	2,706	163,634

Nokia Oyj(2)	23,544	111,527

Nordea Bank Abp	13,924	144,316

Orion Oyj, Class B(1)	2,432	107,653

TietoEVRY Oyj	956	33,108

Tokmanni Group Corp.	7,427	190,995

UPM-Kymmene Oyj	2,265	88,578

Valmet Oyj	1,377	57,513

		$1,696,526

France — 9.1%

Air Liquide S.A.	4,818	$811,362

Albioma S.A.	372	16,837

Alstom S.A.(2)	840	45,874

Altarea SCA	326	65,742

Amundi S.A.(2)(3)	792	70,582

Atos SE(2)	1,046	71,232

AXA S.A.(1)	8,332	235,338

Bouygues S.A.(1)	1,100	47,141

Carrefour S.A.	2,280	44,157

Cie Generale des Etablissements Michelin SCA	623	90,148

Credit Agricole S.A.(2)	7,839	121,255

Danone S.A.(1)	2,873	202,804

Dassault Systemes SE	1,540	357,238

Devoteam S.A.(2)	373	49,320

Engie S.A.(2)	22,570	336,190

EssilorLuxottica S.A.	1,642	273,294

Eurazeo SE	634	52,824

Gecina S.A.	1,055	154,428

Getlink SE(2)	2,197	34,948

Hermes International	100	125,511

ICADE	610	47,469

Klepierre S.A.(1)	4,222	112,057

L’Oreal S.A.	773	316,520

Legrand S.A.	560	54,510

LVMH Moet Hennessy Louis Vuitton SE	650	489,678

Neoen S.A.(1)(2)(3)	335	15,339

Nexity S.A.	947	51,321

Orange S.A.	31,518	392,500

Remy Cointreau S.A.	118	23,577

Rothschild & Co.(2)	845	30,057

Rubis SCA	938	44,032

Sanofi(1)	5,890	617,521

Schneider Electric SE	718	114,561

SCOR SE(1)(2)	1,880	60,746

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Societe BIC S.A.	422	$29,822

Suez S.A.	5,207	124,453

Teleperformance	177	68,348

Thales S.A.	600	61,168

TOTAL SE	12,435	549,599

Vinci S.A.(1)	1,159	127,177

Vivendi SE	4,570	159,312

Wendel SE	356	47,388

Worldline S.A.(2)(3)	1,186	116,439

		$6,859,819

Germany — 8.9%

adidas AG(2)	579	$178,830

Allianz SE	1,358	352,560

BASF SE	6,113	492,654

Bayerische Motoren Werke AG	1,291	129,371

Bechtle AG	146	29,730

Beiersdorf AG	2,259	254,974

Carl Zeiss Meditec AG	264	46,509

Continental AG(2)	589	79,597

Delivery Hero SE(2)(3)	754	119,615

Deutsche Bank AG(2)	2,785	38,799

Deutsche Boerse AG	570	98,225

Deutsche Post AG	495	29,154

Deutsche Telekom AG	26,429	508,627

Deutsche Wohnen SE	3,837	207,576

Dialog Semiconductor PLC(2)	330	25,852

E.ON SE	27,081	326,538

Evotec SE(2)	969	40,307

Fresenius Medical Care AG & Co. KGaA	1,012	80,582

Hamborner REIT AG	3,512	38,508

Henkel AG & Co. KGaA, PFC Shares	2,888	331,744

Knorr-Bremse AG	346	42,411

KWS Saat SE and Co. KGaA	425	37,769

LEG Immobilien SE	738	102,682

Merck KGaA	988	173,576

MorphoSys AG(2)	198	18,694

Muenchener Rueckversicherungs-Gesellschaft AG	660	190,696

Puma SE(2)	927	97,726

QIAGEN NV(2)	1,735	84,587

Rational AG	97	80,690

RWE AG	7,472	283,726

SAP SE	4,054	567,644

Sartorius AG, PFC Shares	153	86,326

Scout24 AG(3)	625	51,963

Siemens AG	2,649	441,946

Security	Shares	Value

Germany (continued)

Siemens Energy AG(2)	1,324	$44,284

Siemens Healthineers AG(3)	1,428	81,605

STRATEC SE	127	17,984

Suedzucker AG	2,296	37,596

Symrise AG	1,413	182,468

TeamViewer AG(2)(3)	830	39,452

Telefonica Deutschland Holding AG(3)	39,958	116,125

Uniper SE	1,223	44,625

Vonovia SE	4,578	300,796

Zalando SE(2)(3)	1,079	112,214

		$6,647,337

Hong Kong — 4.4%

AIA Group, Ltd.	17,000	$215,774

Alibaba Health Information Technology, Ltd.(2)	102,000	310,467

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	33,000	47,783

BOC Hong Kong Holdings, Ltd.	7,000	24,614

Budweiser Brewing Co. APAC Ltd.(3)	48,200	151,883

Cafe de Coral Holdings, Ltd.	22,000	47,755

China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	2,500	19,223

China Youzan, Ltd.(2)	332,000	106,883

Chow Tai Fook Jewellery Group, Ltd.	63,400	102,121

CK Hutchison Holdings, Ltd.	22,000	179,808

CLP Holdings, Ltd.	15,000	148,061

Galaxy Entertainment Group, Ltd.(2)	10,000	87,781

Hang Lung Properties, Ltd.	14,000	38,195

Hang Seng Bank, Ltd.	2,400	46,985

Henderson Land Development Co., Ltd.	15,260	67,826

HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,035

HKT Trust and HKT, Ltd.	129,000	187,306

Hong Kong & China Gas Co., Ltd.	106,578	170,956

Hong Kong Exchanges & Clearing, Ltd.	2,200	132,684

Hongkong Land Holdings, Ltd.	8,100	40,056

Hysan Development Co., Ltd.	5,000	18,823

Jardine Matheson Holdings, Ltd.	2,800	188,018

Kerry Properties, Ltd.	10,000	33,693

Link REIT	9,000	84,898

MTR Corp., Ltd.	12,500	69,618

New World Development Co., Ltd.	5,000	26,458

NOVA Group Holdings, Ltd.(2)	80,000	1,152

NWS Holdings, Ltd.	25,000	27,591

Power Assets Holdings, Ltd.	17,500	107,552

Sands China, Ltd.(2)	24,000	113,569

Shangri-La Asia, Ltd.(2)	48,000	45,695

Sino Land Co., Ltd.	14,000	20,792

SJM Holdings, Ltd.	36,000	46,489

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Sun Hung Kai Properties, Ltd.	6,500	$97,775

SUNeVision Holdings, Ltd.	42,000	43,338

Swire Properties, Ltd.	7,400	22,083

Town Health International Medical Group, Ltd.(1)(2)	266,000	11,129

Vitasoy International Holdings, Ltd.	12,000	46,337

VSTECS Holdings, Ltd.	60,000	59,290

VTech Holdings, Ltd.	6,700	61,316

		$3,285,812

Ireland — 2.2%

Bank of Ireland Group PLC(2)	45,892	$268,919

CRH PLC	6,065	286,172

DCC PLC	1,267	109,936

Flutter Entertainment PLC(2)	1,213	247,282

ICON PLC(2)	980	212,611

Irish Residential Properties REIT PLC	42,500	83,097

Kerry Group PLC, Class A	1,947	252,374

Kingspan Group PLC	1,672	148,716

UDG Healthcare PLC	4,495	53,198

		$1,662,305

Israel — 2.3%

Amot Investments, Ltd.	5,499	$35,855

Azrieli Group, Ltd.	1,206	84,626

Bank Hapoalim B.M.(2)	8,234	65,441

Bank Leumi Le-Israel B.M.	9,550	67,038

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	126,713	137,489

Check Point Software Technologies, Ltd.(2)	385	44,972

Elbit Systems, Ltd.	637	87,359

Electra, Ltd.	173	95,829

Energix-Renewable Energies, Ltd.	13,304	52,155

First International Bank of Israel, Ltd.	1,152	35,124

Fiverr International, Ltd.(2)	353	73,449

ICL Group, Ltd	34,547	221,053

Kenon Holdings, Ltd.	2,504	82,452

Maytronics, Ltd.	4,367	88,923

Mizrahi Tefahot Bank, Ltd.	1,469	41,289

Nice, Ltd.(2)	490	118,171

OPC Energy, Ltd.(2)	1,911	19,086

Paz Oil Co., Ltd.	650	71,607

Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	693	48,556

Reit 1, Ltd.	7,407	39,238

Shufersal, Ltd.	7,005	56,691

Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	170,312

		$1,736,715

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA	4,184	$83,749

ASTM SpA(2)	2,079	64,416

Atlantia SpA(2)	4,194	81,763

Brunello Cucinelli SpA(2)	1,252	63,731

Cementir Holding NV	6,913	77,144

Davide Campari-Milano NV	18,866	222,626

De’Longhi SpA	1,200	52,452

DiaSorin SpA	977	165,931

Enav SpA(3)	5,849	27,147

Enel SpA	29,175	289,688

Eni SpA	25,895	308,433

Ferrari NV	1,054	225,784

Infrastrutture Wireless Italiane SpA(3)	25,801	301,032

Interpump Group SpA	778	41,413

Intesa Sanpaolo SpA(2)	69,966	195,059

Italgas SpA	7,381	48,138

Italmobiliare SpA(1)	1,360	48,215

Mediaset SpA(2)	9,790	31,260

Poste Italiane SpA(3)	5,564	72,839

Prada SpA(2)	6,900	42,823

Prysmian SpA	1,546	48,369

RAI Way SpA(3)	4,122	24,198

Recordati Industria Chimica e Farmaceutica SpA	2,026	111,630

Reply SpA	996	135,408

Retelit SpA	14,503	40,207

Salvatore Ferragamo SpA(1)(2)	2,265	48,494

Saras SpA(1)(2)	14,538	10,027

STMicroelectronics NV	7,572	282,730

Technogym SpA(2)(3)	2,741	36,720

Terna Rete Elettrica Nazionale SpA	8,968	66,107

UnipolSai Assicurazioni SpA	10,716	33,280

		$3,280,813

Japan — 13.3%

Advance Residence Investment Corp.	13	$41,403

Aeon Co., Ltd.	3,000	81,867

Aeon Mall Co., Ltd.	1,800	28,574

Air Water, Inc.	2,000	33,081

Ajinomoto Co., Inc.	2,100	41,997

ANA Holdings, Inc.(2)	1,100	25,254

Asahi Intecc Co., Ltd.	1,300	34,992

Astellas Pharma, Inc.	6,200	93,317

Bandai Namco Holdings, Inc.	1,300	95,395

Bank of Kyoto, Ltd. (The)	1,000	53,722

Bridgestone Corp.	900	36,070

Canon, Inc.	3,000	71,340

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Central Japan Railway Co.	200	$29,302

Chiba Bank, Ltd. (The)	7,000	43,772

Chubu Electric Power Co., Inc.	8,000	96,947

Chugai Pharmaceutical Co., Ltd.	2,700	101,344

Chugoku Electric Power Co., Inc. (The)(1)	4,500	50,363

Citizen Watch Co., Ltd.	8,200	27,591

Concordia Financial Group, Ltd.	10,800	40,602

CyberAgent, Inc.	3,200	65,672

Daicel Corp.	3,400	26,272

Daido Steel Co., Ltd.	700	33,213

Daiichi Sankyo Co., Ltd.	4,700	120,040

Daikin Industries, Ltd.	500	100,857

Daito Trust Construction Co., Ltd.	300	31,900

Daiwa House Industry Co., Ltd.	2,800	83,026

Daiwa House REIT Investment Corp.	23	61,599

Daiwa Securities Group, Inc.(1)	7,000	37,353

Dentsu Group, Inc.	2,200	67,900

East Japan Railway Co.	600	41,093

ENEOS Holdings, Inc.	37,400	160,854

Fast Retailing Co., Ltd.	100	82,043

Frontier Real Estate Investment Corp.	8	34,953

FUJIFILM Holdings Corp.	1,700	110,118

Fujitsu, Ltd.	300	47,657

GLP J-REIT	28	46,971

Hankyu Hanshin Holdings, Inc.	1,000	31,539

Hirose Electric Co., Ltd.	315	50,213

Hisamitsu Pharmaceutical Co., Inc.	600	35,001

Hoya Corp.	1,100	125,032

Hulic Co., Ltd.	4,000	45,634

Industrial & Infrastructure Fund Investment Corp.	21	38,025

Ito En, Ltd.(1)	600	33,223

ITOCHU Corp.(1)	1,500	46,828

Iwatani Corp.	1,500	94,010

Japan Airlines Co., Ltd.(2)	900	19,280

Japan Exchange Group, Inc.	2,100	49,252

Japan Post Bank Co., Ltd.	4,800	43,893

Japan Post Holdings Co., Ltd.	5,300	44,538

Japan Real Estate Investment Corp.	11	68,180

Japan Tobacco, Inc.	4,300	80,662

JSR Corp.	1,500	46,236

Kajima Corp.	2,000	27,666

Kakaku.com, Inc.	1,900	51,586

Kamigumi Co., Ltd.	1,500	29,226

Kansai Paint Co., Ltd.	1,400	35,251

Kao Corp.	1,600	102,870

KDDI Corp.	6,400	193,468

Security	Shares	Value

Japan (continued)

Kenedix Office Investment Corp.(1)	6	$44,181

Keyence Corp.	400	192,021

Kintetsu Group Holdings Co., Ltd.(2)	800	28,700

Kirin Holdings Co., Ltd.	3,800	71,361

Kobayashi Pharmaceutical Co., Ltd.	500	44,656

Kobe Bussan Co., Ltd.(1)	1,400	37,400

Konami Holdings Corp.	800	47,717

Kuraray Co., Ltd.	2,500	27,176

Kyocera Corp.	500	30,357

Kyowa Kirin Co., Ltd.	1,300	39,570

Kyushu Electric Power Co., Inc.(1)	4,800	43,996

Lion Corp.	2,100	39,403

M3, Inc.	1,500	103,620

Makita Corp.	1,000	45,035

Marubeni Corp.	7,000	58,305

Maruichi Steel Tube, Ltd.	1,200	30,037

Matsumotokiyoshi Holdings Co., Ltd.	900	36,195

MEIJI Holdings Co., Ltd.	800	49,643

Mitsubishi Chemical Holdings Corp.	10,000	74,445

Mitsubishi Corp.	2,200	60,832

Mitsubishi Electric Corp.	2,600	40,062

Mitsubishi Estate Co., Ltd.	7,600	125,088

Mitsubishi Gas Chemical Co., Inc.	1,600	36,968

Mitsubishi UFJ Financial Group, Inc.(4)	32,200	171,307

Mitsui & Co., Ltd.	3,900	82,304

Mitsui Chemicals, Inc.	1,300	40,924

Mitsui Fudosan Co., Ltd.	4,200	91,305

Mizuho Financial Group, Inc.	6,730	94,721

MS&AD Insurance Group Holdings, Inc.	1,800	51,067

Murata Manufacturing Co., Ltd.	1,500	119,261

NEC Corp.	1,500	87,203

Nexon Co., Ltd.	3,000	99,232

Nichirei Corp.	1,500	37,936

Nidec Corp.	500	57,734

Nintendo Co., Ltd.	300	172,096

Nippon Accommodations Fund, Inc.	8	47,459

Nippon Building Fund, Inc.	11	72,193

Nippon Paint Holdings Co., Ltd.	6,000	85,703

Nippon Prologis REIT, Inc.	26	83,316

Nippon Shokubai Co., Ltd.	600	31,535

Nippon Telegraph & Telephone Corp.	6,800	171,448

Nissin Foods Holdings Co., Ltd.	700	49,603

Nitori Holdings Co., Ltd.	400	71,642

Nitto Denko Corp.	700	57,928

NOF Corp.	800	42,277

Nomura Research Institute, Ltd.	2,000	61,378

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

NTT Data Corp.	4,400	$68,512

Obic Co., Ltd.	300	57,818

Oji Holdings Corp.	9,300	58,663

Ono Pharmaceutical Co., Ltd.	2,500	62,972

Oriental Land Co., Ltd.	500	70,880

Osaka Gas Co., Ltd.	4,100	79,359

Otsuka Holdings Co., Ltd.	2,400	91,979

Pan Pacific International Holdings Corp.	2,000	43,111

PeptiDream, Inc.(2)	800	34,242

Pigeon Corp.	1,000	33,939

Rakuten Group, Inc.	3,000	38,137

Resona Holdings, Inc.	12,400	51,046

Ricoh Co., Ltd.	4,000	42,744

Rinnai Corp.	600	60,249

Santen Pharmaceutical Co., Ltd.	2,700	34,581

Sekisui House, Ltd.	2,000	40,505

Shikoku Electric Power Co., Inc.	5,200	38,187

Shimadzu Corp.	1,200	42,052

Shimano, Inc.	300	68,596

Shin-Etsu Chemical Co., Ltd.	1,300	219,443

Shizuoka Bank, Ltd. (The)	5,800	44,506

Showa Denko K.K.	1,600	48,447

SMC Corp.	100	58,108

SoftBank Corp.	6,600	85,076

Sony Group Corp.	1,600	159,966

Square Enix Holdings Co., Ltd.	700	38,815

Sumitomo Corp.	1,600	21,742

Sumitomo Mitsui Financial Group, Inc.	4,400	154,566

Sumitomo Mitsui Trust Holdings, Inc.	1,500	51,124

Sumitomo Realty & Development Co., Ltd.	2,100	70,100

Suntory Beverage & Food, Ltd.	900	30,380

Sysmex Corp.	500	49,942

TEIJIN, Ltd.	1,400	23,050

Terumo Corp.	2,900	109,655

Toho Gas Co., Ltd.	1,500	83,599

Tokio Marine Holdings, Inc.	2,000	95,914

Tokyo Gas Co., Ltd.	3,800	77,117

Tokyu Corp.	2,000	25,722

Toppan Printing Co., Ltd.	2,000	34,155

Toshiba Corp.	1,800	74,396

Tosoh Corp.	2,200	38,995

Toyo Suisan Kaisha, Ltd.	1,000	40,775

Toyobo Co., Ltd.	1,800	21,777

Toyota Industries Corp.	400	32,116

Toyota Motor Corp.	2,900	216,990

Trend Micro, Inc.	600	28,559

Security	Shares	Value

Japan (continued)

Tsuruha Holdings, Inc.	500	$57,799

Unicharm Corp.	1,500	58,305

Welcia Holdings Co., Ltd.	1,200	37,436

West Japan Railway Co.	400	22,114

Yakult Honsha Co., Ltd.	1,100	53,544

Yamato Holdings Co., Ltd.	2,000	56,408

Yamato Kogyo Co., Ltd.	1,000	30,090

Yamazaki Baking Co., Ltd.	2,000	31,702

Z Holdings Corp.	11,200	51,657

		$10,008,069

Netherlands — 4.5%

ABN AMRO Bank NV(2)(3)	4,063	$52,462

Aegon NV(1)	12,248	56,761

ASML Holding NV	970	629,667

ASR Nederland NV	1,620	70,754

Boskalis Westminster(2)	954	30,449

Corbion NV	2,072	121,340

Euronext NV(3)	412	41,440

Flow Traders(1)(3)	619	25,559

GrandVision NV(2)(3)	1,280	41,403

IMCD NV	840	122,009

JDE Peet’s NV(2)	4,140	160,964

Koninklijke Ahold Delhaize NV	6,507	175,116

Koninklijke DSM NV	1,609	288,494

Koninklijke KPN NV(1)	80,454	277,535

Koninklijke Philips NV(2)	7,493	423,678

Koninklijke Vopak NV	1,452	66,485

NN Group NV	1,992	99,358

NSI NV	1,000	40,654

Prosus NV	2,848	309,098

SBM Offshore NV(1)	4,496	78,044

Signify NV(1)(2)(3)	1,727	98,075

Wolters Kluwer NV	2,003	181,173

		$3,390,518

New Zealand — 1.1%

a2 Milk Co., Ltd. (The)(1)(2)	10,080	$55,109

Auckland International Airport, Ltd.(2)	12,240	66,195

Contact Energy, Ltd.	9,580	51,707

Fisher & Paykel Healthcare Corp., Ltd.	3,040	78,350

Fletcher Building, Ltd.	27,491	142,924

Goodman Property Trust	27,739	44,213

Mercury NZ, Ltd.	13,643	67,583

Precinct Properties New Zealand, Ltd.	27,851	32,824

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)

Pushpay Holdings, Ltd.(2)	16,676	$21,836

Restaurant Brands New Zealand, Ltd.(2)	1,138	10,654

SKYCITY Entertainment Group, Ltd.(2)	23,126	59,057

Spark New Zealand, Ltd.	29,667	93,386

Xero, Ltd.(2)	655	71,353

Z Energy, Ltd.(2)	22,601	43,242

		$838,433

Norway — 2.3%

Atea ASA	6,274	$120,179

Borregaard ASA	2,485	54,684

DNB ASA	4,962	106,416

Entra ASA(3)	6,540	147,699

Equinor ASA	6,138	123,943

Europris ASA(3)	9,810	66,774

Fjordkraft Holding ASA(3)	4,604	34,444

Gjensidige Forsikring ASA	1,701	38,628

Golar LNG, Ltd.(2)	2,500	28,700

Kongsberg Gruppen ASA	1,873	47,272

Medistim ASA	801	26,141

Mowi ASA	4,027	99,347

Nordic Nanovector ASA(1)(2)	9,318	29,721

Opera, Ltd. ADR(2)	6,200	67,270

Orkla ASA	8,207	83,655

Scatec ASA(3)	3,300	88,782

SFL Corp, Ltd.	2,400	18,624

SpareBank 1 SMN	2,095	28,238

Telenor ASA	9,462	168,565

Tomra Systems ASA	2,037	101,763

Veidekke ASA	3,671	56,375

Yara International ASA(1)	3,318	173,074

		$1,710,294

Portugal — 1.2%

Banco Comercial Portugues S.A.(2)	777,222	$116,219

Corticeira Amorim SGPS S.A.	4,721	57,589

CTT-Correios de Portugal S.A.(2)	18,519	84,401

EDP-Energias de Portugal S.A.(1)	19,728	109,659

EDP Renovaveis S.A.	1,584	37,741

Galp Energia SGPS S.A., Class B	11,834	136,266

Jeronimo Martins SGPS S.A.	9,578	174,889

Navigator Co. S.A. (The)	20,914	70,474

NOS SGPS S.A.	22,214	84,216

		$871,454

Security	Shares	Value

Singapore — 2.2%

Ascendas Real Estate Investment Trust	23,500	$54,763

CapitaLand Integrated Commercial Trust	30,560	49,304

ComfortDelGro Corp., Ltd.	36,500	47,095

Flex, Ltd.(2)	7,557	131,492

Genting Singapore, Ltd.	146,700	95,142

Jardine Cycle & Carriage, Ltd.	2,600	45,259

Keppel Corp., Ltd.	14,100	57,284

Keppel Infrastructure Trust	106,657	44,032

Mapletree Industrial Trust	17,200	36,490

Mapletree Logistics Trust	30,900	46,123

Oversea-Chinese Banking Corp., Ltd.	14,700	134,380

Raffles Medical Group, Ltd.	38,400	33,175

Sea, Ltd. ADR(1)(2)	200	50,508

Sembcorp Industries, Ltd.	21,400	34,017

Singapore Airlines, Ltd.(1)(2)	14,800	56,091

Singapore Exchange, Ltd.	7,000	54,836

Singapore Post, Ltd.	26,100	15,089

Singapore Technologies Engineering, Ltd.	19,500	56,413

Singapore Telecommunications, Ltd.	108,900	204,312

Suntec Real Estate Investment Trust	27,000	30,942

United Overseas Bank, Ltd.	4,500	89,697

Venture Corp., Ltd.	5,000	75,443

Wilmar International, Ltd.	58,400	228,556

		$1,670,443

Spain — 4.6%

Acerinox S.A.	4,630	$64,202

Aena SME S.A.(2)(3)	685	119,050

Almirall S.A.	5,461	85,726

Amadeus IT Group S.A.(2)	5,033	342,737

Banco Santander S.A.	77,696	299,716

Bankinter S.A.	5,974	32,669

CaixaBank S.A.	13,396	42,853

Cellnex Telecom S.A.(3)	4,560	257,932

Cia de Distribucion Integral Logista Holdings S.A.	1,300	27,026

Ebro Foods S.A.	2,380	48,667

Ence Energia y Celulosa S.A.(2)	8,328	36,555

Euskaltel SA(3)	9,511	126,528

Faes Farma S.A.	13,215	55,062

Fluidra S.A.	2,164	75,147

Grifols S.A.(1)	6,503	176,141

Iberdrola S.A.	26,995	364,809

Industria de Diseno Textil S.A.(1)	10,118	360,005

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	5,974	11,707

Merlin Properties Socimi S.A.	21,513	237,769

Pharma Mar SA(1)	265	30,276

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Red Electrica Corp. S.A.	1,244	$22,838

Repsol S.A.	38,859	463,832

Siemens Gamesa Renewable Energy S.A.(1)(2)	2,569	92,792

Viscofan S.A.	825	56,380

Zardoya Otis S.A.	7,399	46,867

		$3,477,286

Sweden — 4.6%

Alfa Laval AB(1)	2,000	$67,545

Arjo AB, Class B	8,801	86,779

Assa Abloy AB, Class B	2,883	82,193

Atlas Copco AB, Class A	751	45,541

Avanza Bank Holding AB	5,229	187,696

Axfood AB	2,453	61,386

BillerudKorsnas AB	2,548	52,037

BioGaia AB, Class B	921	43,958

Castellum AB	6,400	155,853

Dometic Group AB(3)	2,511	39,516

Electrolux AB, Series B	1,760	49,362

Epiroc AB, Class A(1)	2,897	62,684

Essity AB, Class B	6,715	219,164

Evolution Gaming Group AB(3)	903	178,260

Fabege AB	7,085	105,632

Fingerprint Cards AB, Class B(2)	20,825	85,207

Getinge AB, Class B	2,649	89,592

Holmen AB, Class B	2,532	119,465

Husqvarna AB, Class B	3,790	52,778

ICA Gruppen AB	1,559	71,859

Investor AB, Class B(1)	1,136	96,431

JM AB	2,031	75,240

Lundin Energy AB	4,713	150,335

Mycronic AB	2,681	79,155

Nibe Industrier AB, Class B	1,531	55,914

Sectra AB(1)	460	32,822

Securitas AB, Class B	1,900	32,343

Skanska AB, Class B	1,238	33,529

Spotify Technology S.A.(2)	300	75,636

Svenska Cellulosa AB SCA, Class B	9,048	158,443

Svenska Handelsbanken AB, Class A	9,558	110,684

Swedish Orphan Biovitrum AB(2)	3,766	63,935

Tele2 AB, Class B(1)	4,040	52,182

Telefonaktiebolaget LM Ericsson, Class B	16,748	230,019

Telia Co. AB(1)	41,615	172,445

Thule Group AB(3)	822	37,284

Vitrolife AB	1,099	41,180

Wallenstam AB, Class B(1)	3,540	54,709

Security	Shares	Value

Sweden (continued)

Wihlborgs Fastigheter AB(1)	1,734	$35,447

		$3,444,240

Switzerland — 8.8%

Allreal Holding AG	346	$70,032

ALSO Holding AG	375	113,415

Baloise Holding AG	396	66,961

Banque Cantonale Vaudoise	570	58,109

Belimo Holding AG	140	55,871

BKW AG	330	36,958

Cembra Money Bank AG	670	72,854

Cie Financiere Richemont S.A.	7,871	807,775

Comet Holding AG	287	73,590

DKSH Holding AG	773	62,207

dormakaba Holding AG	68	44,685

Ems-Chemie Holding AG	72	67,227

Forbo Holding AG	26	49,796

Geberit AG	221	145,420

Givaudan S.A.	85	356,165

Helvetia Holding AG(1)	425	51,096

Implenia AG(2)	883	25,737

Ina Invest Holding AG(2)	176	3,656

Inficon Holding AG	86	92,000

Intershop Holding AG	78	52,187

Kuehne & Nagel International AG	464	138,734

Landis+Gyr Group AG(2)	1,111	77,013

Logitech International S.A.	2,351	261,676

Mobilezone Holding AG	4,644	58,119

Nestle S.A.	7,334	875,171

Novartis AG	3,902	332,982

Partners Group Holding AG	75	106,835

Roche Holding AG PC	1,212	395,301

Roche Holding AG, Bearer Shares	130	45,202

Schindler Holding AG	219	60,936

Schindler Holding AG PC	353	100,451

Schweiter Technologies AG	26	42,193

SGS S.A.	23	68,055

SIG Combibloc Group AG	3,912	95,887

Sika AG	1,308	390,651

Stadler Rail AG(1)	954	47,760

Swatch Group AG (The)	155	47,509

Swiss Life Holding AG	264	128,629

Swiss Prime Site AG	1,328	129,240

Swisscom AG	445	241,612

Tecan Group AG	86	41,907

UBS Group AG	6,730	102,771

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Valora Holding AG(2)	245	$51,410

VAT Group AG(3)	206	58,826

Zehnder Group AG	691	55,735

Zur Rose Group AG(1)(2)	90	29,953

Zurich Insurance Group AG	683	280,207

		$6,570,506

United Kingdom — 8.8%

3i Group PLC	3,933	$69,660

Admiral Group PLC	1,052	45,456

Assura PLC	34,782	35,807

AstraZeneca PLC	2,948	313,797

Auto Trader Group PLC(2)(3)	12,550	98,801

Avast PLC(3)	12,144	80,118

Aviva PLC	7,746	42,824

BAE Systems PLC	8,600	60,073

Bellway PLC	608	30,330

Berkeley Group Holdings PLC	552	35,277

BHP Group PLC	7,729	232,757

Big Yellow Group PLC	2,400	39,712

BP PLC	49,126	205,658

British American Tobacco PLC	3,774	140,028

BT Group PLC(2)	55,954	127,628

Bunzl PLC	1,400	45,014

Cairn Energy PLC	43,432	101,851

Compass Group PLC(2)	5,483	119,279

Croda International PLC	489	45,682

Derwent London PLC	1,020	46,917

Direct Line Insurance Group PLC	9,041	35,574

Diversified Energy Co. PLC	103,611	174,556

Essentra PLC	5,799	25,473

Experian PLC	1,492	57,519

Farfetch, Ltd., Class A(2)	500	24,495

Ferguson PLC	689	86,901

Fresnillo PLC	4,030	45,826

GlaxoSmithKline PLC	12,470	230,442

Grainger PLC	6,665	26,312

Great Portland Estates PLC	4,065	38,910

Halma PLC	5,460	195,100

Hikma Pharmaceuticals PLC	1,344	45,292

Howden Joinery Group PLC(2)	5,263	58,796

HSBC Holdings PLC	26,497	165,440

Intertek Group PLC	543	46,030

Land Securities Group PLC	6,288	62,660

London Stock Exchange Group PLC	726	74,174

LondonMetric Property PLC	11,374	35,440

Security	Shares	Value

United Kingdom (continued)

Marks & Spencer Group PLC(2)	30,532	$66,607

Mondi PLC	3,379	91,719

Moneysupermarket.com Group PLC	13,551	51,103

National Grid PLC	24,391	307,462

NCC Group PLC	21,199	79,515

Next PLC(2)	582	62,720

Ocado Group PLC(2)	1,421	41,136

Pearson PLC	5,346	61,330

Pennon Group PLC	3,106	44,366

Persimmon PLC	2,761	119,442

Phoenix Group Holdings PLC	5,262	51,619

Primary Health Properties PLC	12,669	26,462

QinetiQ Group PLC	8,311	38,095

Reckitt Benckiser Group PLC	1,454	129,461

RELX PLC	3,168	82,195

Rentokil Initial PLC	5,526	38,192

Rightmove PLC	13,046	110,594

Rio Tinto PLC	3,415	286,031

Royal Dutch Shell PLC, Class A	8,657	162,892

Royal Mail PLC(2)	6,900	47,273

RSA Insurance Group PLC	4,203	39,583

Safestore Holdings PLC	3,803	44,752

Sage Group PLC (The)	15,349	135,234

Segro PLC	8,635	119,962

Severn Trent PLC	3,397	116,280

Shaftesbury PLC(1)(2)	2,388	20,753

Spectris PLC	815	36,610

Spirax-Sarco Engineering PLC	358	58,434

Standard Life Aberdeen PLC	8,792	33,693

Taylor Wimpey PLC	12,334	30,597

Tritax Big Box REIT PLC	37,589	98,777

Unilever PLC(5)	2,083	122,016

Unilever PLC(5)	2,896	169,101

United Utilities Group PLC	9,445	126,334

Vodafone Group PLC	119,033	224,639

WM Morrison Supermarkets PLC	8,786	21,101

		$6,641,689

Total Common Stocks (identified cost $60,747,006)		$74,505,453

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Rights(2) — 0.0%(6)
Security	Shares	Value

Euronext NV, Exp. 05/11/21	412	$4,830

Total Rights (identified cost $0)		$4,830

Short-Term Investments — 4.7%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)	1,886	$1,886

State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	3,477,915	3,477,915

Total Short-Term Investments (identified cost $3,479,801)		$3,479,801

Total Investments — 103.9% (identified cost $64,226,807)		$77,990,084

Other Assets, Less Liabilities — (3.9)%		$(2,898,364)

Net Assets — 100.0%		$75,091,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at April 30, 2021. The aggregate market value of securities on loan at April 30, 2021 was $5,336,609.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $3,260,968 or 4.3% of the Portfolio’s net assets.

(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 7).

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Consumer Discretionary	11.1%	$8,302,084

Financials	10.8	8,103,180

Industrials	10.5	7,871,940

Materials	9.9	7,446,581

Information Technology	9.9	7,428,421

Consumer Staples	9.6	7,207,669

Health Care	9.5	7,119,141

Communication Services	8.6	6,440,509

Real Estate	7.5	5,633,683

Utilities	6.8	5,170,618

Energy	5.0	3,786,457

Short-Term Investments	4.7	3,479,801

Total Investments	103.9%	$77,990,084

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value including $5,336,609 of securities on loan (identified cost, $64,050,896)	$77,816,891

Affiliated investments, at value (identified cost, $175,911)	173,193

Cash	37,500

Foreign currency, at value (identified cost, $245,875)	246,835

Dividends receivable	206,408

Dividends receivable from affiliated investments	3,104

Receivable for investments sold	934,006

Securities lending income receivable	3,443

Tax reclaims receivable	271,344

Total assets	$79,692,724

Liabilities

Demand note payable	$30,000

Collateral for securities loaned	3,477,915

Payable for investments purchased	995,666

Payable to affiliates:

Investment adviser fee	30,732

Trustees’ fees	341

Accrued expenses	66,350

Total liabilities	$4,601,004

Net Assets applicable to investors’ interest in Portfolio	$75,091,720

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Dividends (net of foreign taxes, $115,489)	$879,182

Dividends from affiliated investments (net of foreign taxes, $559)	3,170

Securities lending income, net	15,635

Total investment income	$897,987

Expenses

Investment adviser fee	$176,634

Trustees’ fees and expenses	2,066

Custodian fee	33,703

Legal and accounting services	26,253

Miscellaneous	2,066

Total expenses	$240,722

Net investment income	$657,265

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$34,747

Foreign currency transactions	7,360

Net realized gain	$42,107

Change in unrealized appreciation (depreciation) —

Investments	$15,053,084

Investments — affiliated investments	1,945

Foreign currency	5,071

Net change in unrealized appreciation (depreciation)	$15,060,100

Net realized and unrealized gain	$15,102,207

Net increase in net assets from operations	$15,759,472

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$657,265	$1,123,205

Net realized gain (loss)	42,107	(545,875)

Net change in unrealized appreciation (depreciation)	15,060,100	(4,821,882)

Net increase (decrease) in net assets from operations	$15,759,472	$(4,244,552)

Capital transactions —

Contributions	$2,086,520	$4,925,657

Withdrawals	(2,770,209)	(11,718,737)

Net decrease in net assets from capital transactions	$(683,689)	$(6,793,080)

Net increase (decrease) in net assets	$15,075,783	$(11,037,632)

Net Assets

At beginning of period	$60,015,937	$71,053,569

At end of period	$75,091,720	$60,015,937

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.68	%(1)	0.69%	0.74%	0.71%	0.68%	0.97%

Net investment income	1.86	%(1)	1.74%	2.53%	1.90%	2.30%	2.19%

Portfolio Turnover	17	%(2)	10%	37%	30%	26%	14%

Total Return	26.51	%(2)	(5.07)%	11.59%	(5.77)%	22.05%	0.74%

Net assets, end of period (000’s omitted)	$75,092		$60,016	$71,054	$68,042	$75,680	$65,395

(1)	Annualized.

(2)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 51.0% and 49.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

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Tax-Managed International Equity Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.500% of the Portfolio’s average daily net assets up to $1 billion, 0.475% from $1 billion but less than $2.5 billion, 0.455% from $2.5 billion but less than $5 billion and 0.440% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $176,634 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,991,106 and $12,054,008, respectively, for the six months ended April 30, 2021.

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Tax-Managed International Equity Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,477,902

Gross unrealized appreciation	$17,455,994

Gross unrealized depreciation	(3,943,812)

Net unrealized appreciation	$13,512,182

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2021, the Portfolio had a balance outstanding pursuant to this line of credit of $30,000 at an annual interest rate of 1.31%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2021. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021. The Portfolio’s average borrowings or allocated fees during the six months ended April 30, 2021 were not significant.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,336,609 and $5,756,248, respectively. Collateral received was comprised of cash of $3,477,915 and U.S. government and/or agencies securities of $2,278,333. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$3,477,915	$—	$—	$—	$3,477,915

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Tax-Managed International Equity Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021.

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $173,193, which represents 0.2% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$1,945	$171,307	$3,090	32,200

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	137,978	2,357,611	(2,493,703)	—	—	1,886	80	1,886

Totals				$—	$1,945	$173,193	$3,170

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$573,225	$21,686,463		$—	$22,259,688

Developed Europe	465,971	50,043,079		—	50,509,050

Developed Middle East	288,733	1,447,982		—	1,736,715

Total Common Stocks	$1,327,929	$73,177,524	*	$—	$74,505,453

Rights	$4,830	$—		$—	$4,830

Short-Term Investments	3,477,915	1,886		—	3,479,801

Total Investments	$4,810,674	$73,179,410		$—	$77,990,084

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Tax-Managed International Equity Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

33

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Parametric Tax-Managed International Equity Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Tax-Managed International Equity Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to Tax-Managed International Equity Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	1,621,357.485	33,573.331	54,837.644	0

Proposal 2	1,619,846.853	34,040.253	55,881.355	0

Proposal 3	1,615,426.557	32,306.257	62,035.647	0

Proposal 4	1,615,473.269	32,305.210	61,989.982	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Tax-Managed International Equity Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Parametric Portfolio Associates LLC to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	91.956%	2.084%	5.961%

Proposal 2	91.807%	2.089%	6.104%

Results	may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

34

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio. As defined below, Parametric Tax-Managed International Equity Fund is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Parametric Tax-Managed International Equity Fund	Eaton Vance Management	Parametric Portfolio Associates LLC

Tax-Managed International Equity Portfolio	Boston Management and Research	Parametric Portfolio Associates LLC

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

35

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

36

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

37

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and,

38

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

39

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the

Funds and recommended that shareholders approve the New Agreements.

40

Parametric

Tax-Managed International Equity Fund

April 30, 2021

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

42

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Investment Adviser and Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689     4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2021